Financial instruments (Details 8) R$ in Thousands	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Exchange variation recognized
Nominal value	R$ 850,000
Non-derivative financial liabilities designated to hedge accounting | USD
Exchange variation recognized
Nominal value	5,550,205	R$ 5,301,099
Non-derivative financial liabilities designated to hedge accounting | First quarter | USD
Exchange variation recognized
Nominal value	R$ 201,277
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.2400
Gross nominal value	R$ 249,241
Non-derivative financial liabilities designated to hedge accounting | Second quarter | USD
Exchange variation recognized
Nominal value	R$ 208,135
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.2015
Gross nominal value	R$ 249,720
Non-derivative financial liabilities designated to hedge accounting | Third quarter | USD
Exchange variation recognized
Nominal value	R$ 207,273
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.3302
Gross nominal value	R$ 275,362
Non-derivative financial liabilities designated to hedge accounting | Fourth quarter | USD
Exchange variation recognized
Nominal value	R$ 213,000
Conversion rate at Inception R$/US$	2.0017
Closing rate R$/US$	3.1684
Gross nominal value	R$ 248,507
Non-derivative financial liabilities designated to hedge accounting | 2017 | USD
Exchange variation recognized
Nominal value	829,685
Gross nominal value	R$ 1,022,830